PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost:	$ 3,207	$ 2,777
Accumulated depreciation	1,993	1,517
Property and equipment, net	1,214	1,260
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	2,203	1,880
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost:	531	444
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost:	$ 473	$ 453